Short-term borrowings (Details) - Schedule of short-term borrowings - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Short Term Borrowings Abstract
Bank borrowings	$ 5,224	$ 3,177